Supplementary Financial Statement Information - Property, Plant and Equipment (Details5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 6,831.8	$ 6,569.0
Less accumulated depreciation	(4,845.6)	(4,554.6)
Property, plant and equipment, net	1,986.2	2,014.4
Capitalized interest on capital projects	1.9	3.1	$ 2.1
Asset retirement obligations	7.8	7.2
Land, land improvements and leaseholds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	275.3	272.6
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	509.0	489.6
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	5,958.2	5,714.0
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 89.3	$ 92.8